Profit before income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation	¥ 2,944	¥ 818	¥ 441
Amortization of intangible assets	2
Directors
salaries and related costs	1,704	1,815	234
social benefits contribution	44	130
share based compensation	50	589
Key management personnel (other than directors)
salaries and related costs	2,079	3,501	1,160
social benefits contribution	51	150	174
share based compensation	25	100
Other than directors and key management personnel
salaries and related costs	2,653	1,863	6,198
social benefits contribution	¥ 456	¥ 452	¥ 398